Mineral Properties (Tables)	12 Months Ended
Dec. 31, 2017
Mineral Properties [Abstract]
Disclosure of detailed information about investment property [text block]

	December 31 2016	Expenditures Incurred	December 31 2017

Mineral Properties
Keno Hill District Properties
Bellekeno	$8,804	$76	$8,880
Lucky Queen	2,113	130	2,243
Onek	321	16	337
McQuesten (i)	3,814	73	3,886
Silver King	7,154	-	7,154
Flame & Moth	21,966	489	22,455
Bermingham	15,193	8,184	23,377
Elsa Tailings	884	-	884
Other Keno Hill Properties	5,410	-	5,410
Other	190	-	190

Total	$65,849	$8,967	$74,816

	December 31 2015	Expenditures Incurred	December 31 2016

Mineral Properties
Keno Hill District Properties
Bellekeno	$8,833	$(29)	$8,804
Lucky Queen	1,958	155	2,113
Onek	289	32	321
McQuesten(i)	3,794	20	3,814
Silver King	7,154	-	7,154
Flame & Moth	20,912	1,054	21,966
Bermingham	11,059	4,134	15,193
Elsa Tailings	884	-	884
Other Keno Hill Properties	5,410	-	5,410
Other	190	-	190

Total	$60,483	$5,366	$65,849

(i)    Effective May 24, 2017, the Corporation entered into an Option Agreement with Banyan Gold Corp. (“Banyan”) to option up to 100% the McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum of $2,600,000 in exploration expenditures($338,954 incurred),  issue 1,600,000 shares (400,000 shares issued),  pay a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver. Any payments received are credited against the mineral property.

Schedule Of Changes In Mineral Properties [Text Block]

	Mining Operations Properties	Exploration and Evaluation Properties	Total

December 31, 2017
Cost	$130,387	$70,366	$200,753
Accumulated depletion and write-downs	(118,927)	(7,010)	(125,937)
Net book value	$11,460	$63,356	$74,816

December 31, 2016
Cost	$130,165	$61,621	$191,786
Accumulated depletion and write-downs	(118,927)	(7,010)	(125,937)
Net book value	$11,238	$54,611	$65,849